RELATED PARTY TRANSACTIONS (Details 1) - $ / shares	1 Months Ended	12 Months Ended
	Apr. 29, 2024	Sep. 30, 2025
Stock issued during period, Restricted shares	70,000
Restricted Stock [Member] | Private Placement [Member] | Winfield Yongbiao Ding [Member]
Stock issued during period, Restricted shares, Per share		$ 0.20
Stock issued during period, Restricted shares		300,000
Related Party Transaction, Date		May 24, 2024
Restricted Stock [Member] | Ford Moore [Member] | Private Placement [Member]
Stock issued during period, Restricted shares, Per share		$ 0.15
Stock issued during period, Restricted shares		500,000
Related Party Transaction, Date		Apr. 01, 2024
Restricted Stock [Member] | Dave Milroy [Member] | Private Placement [Member]
Stock issued during period, Restricted shares, Per share		$ 0.15
Stock issued during period, Restricted shares		300,000
Related Party Transaction, Date		Apr. 01, 2024